BASIS OF PREPARATION OF THESE CONSOLIDATED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2023
Corporate information and statement of IFRS compliance [abstract]
BASIS OF PREPARATION OF THESE CONSOLIDATED FINANCIAL STATEMENTS	BASIS OF PREPARATION OF THESE CONSOLIDATED FINANCIAL STATEMENTS
These consolidated financial statements have been prepared in accordance with IFRS Accounting Standards ("IFRS") as issued by the International Accounting Standards Board ("IASB"). These consolidated financial statements are presented in thousands of United States dollars ("U.S. dollars") and have been prepared under the historical cost convention except as disclosed in the accounting policies below.

2.1 – Application of new and revised International Financial Reporting Standards

•Adoption of new and revised standards

The Company has adopted all of the new and revised standards and interpretations issued by the IASB that are relevant to its operations and that are mandatorily effective at December 31, 2023. The impact of the new and revised standards and interpretations mentioned on these consolidated financial statements is described as follows.
The Company has adopted the following standards and interpretation that became applicable for annual periods commencing on or after January 1, 2023:

Amendments to IAS 1 and IFRS Practice Statement 2	Disclosure of Accounting Policies
Amendments to IAS 8	Definition of Accounting Estimates
Amendments to IAS 12	Deferred Tax related to Assets and Liabilities arising from a Single Transaction
Amendments to IAS 12	International Tax Reform — Pillar Two Model Rules

On May 23, 2023, the IASB issued 'International Tax Reform - Pillar Two Model Rules (Amendments to IAS 12)' providing a temporary exception to the requirements regarding deferred tax assets and liabilities related to pillar two income taxes. This amendment provides an exception rule that temporarily exempts the recognition and disclosure of deferred taxes related to taxes arising from the taxation system on the pillar two model rules published by the Organization for Economic Co-operation and Development (OECD) (hereinafter, the “Pillar Two Income Taxes”).

The Group has applied the aforementioned exception rule retroactively from fiscal year 2023 and has not recognized and disclosed the deferred taxes related to the Pillar Two Income Taxes (see note 9.3).

On July 28, 2023, Luxembourg’s government council approved a new bill aiming to implement into Luxembourg law the “Pillar Two Directive”. It is expected that the Pillar Two Directive will be effective as from January 1, 2024. Management is currently assessing the jurisdictions that could give rise to additional taxation and potential impact as a result of the implementation of the Pillar Two Model Rules in national laws.

Those amendments did not have any material impact on the Company's accounting policies, apart from the ones already mentioned, and did not require retrospective adjustments.

•New accounting pronouncements

The Company has not applied the following new and revised IFRSs that have been issued but are not yet mandatorily effective:

Amendments to IAS 21	Lack of Exchangeability[1]

[1] Effective for annual reporting periods beginning on or after January 1, 2025. Earlier application is permitted.

• On August 15, 2023 IASB issued 'Lack of Exchangeability (Amendments to IAS 21)' to specify when a currency is exchangeable and how to determine the exchange rate when it is not.

The management of the Company is currently assessing the impacts of the application of this amendment on the Company's consolidated financial statements. This amendment is effective for annual periods beginning on or after January 1, 2025. Earlier application is permitted. The Company has not opted for early application.

The following standards and interpretation will become applicable for annual periods commencing on or after January 1, 2024:

Amendments to IAS 1	Classification of Liabilities as Current or Non-Current
Amendments to IFRS 16	Lease Liability in a Sale and Leaseback
Amendments to IAS 1	Non-current Liabilities with Covenants
Amendments to IAS 7 and IFRS 7	Supplier Finance Arrangements

• On January 23, 2020, the IASB issued 'Classification of Liabilities as Current or Non-current (Amendments to IAS 1)' providing a more general approach to the classification of liabilities under IAS 1 based on the contractual arrangements in place at the reporting date.
The management of the Company does not anticipate that the application of this amendment will have a material impact on the Company's consolidated financial statements. This amendment is effective for annual periods beginning on or after January 1, 2024. Earlier application is permitted. The Company has not opted for early application.

• On September 22, 2022, IASB issued 'Lease Liability in a Sale and Leaseback (Amendments to IFRS 16)' specifying the requirements that a seller-lessee uses in measuring the lease liability arising in a sale and leaseback transaction, to ensure the seller-lessee does not recognize any amount of the gain or loss that relates to the right of use it retains.

The management of the Company does not anticipate that the application of this amendment will have a material impact on the Company's consolidated financial statements. This amendment is effective for annual periods beginning on or after January 1, 2024. Earlier application is permitted. The Company has not opted for early application.

• On October 31, 2022, IASB issued 'Non-current Liabilities with Covenants (Amendments to IAS 1)' to clarify how conditions with which an entity must comply within twelve months after the reporting period affect the classification of a liability.

The management of the Company does not anticipate that the application of this amendment will have a material impact on the Company's consolidated financial statements. This amendment is effective for annual periods beginning on or after January 1, 2024. Earlier application is permitted. The Company has not opted for early application.

• On May 25, 2023, the IASB issued 'Supplier Finance Arrangements (Amendments to IAS 7 and IFRS 7)' to require specific disclosure requirements about supplier finance arrangements.

The management of the Company does not anticipate that the application of this amendment will have a material impact on the Company's consolidated financial statements. This amendment is effective for annual periods beginning on or after January 1, 2024. Earlier application is permitted. The Company has not opted for early application.

2.2 – Basis of consolidation

These consolidated financial statements include the consolidated financial position, results of operations and cash flows of the Company and its consolidated subsidiaries. Control is achieved where the company has the power over the investee; exposure, or rights, to variable returns from its involvement with the investee and the ability to use its power over the investee to affect the amount of the returns. All intercompany transactions and balances between the Company and its subsidiaries have been eliminated in the consolidation process.

Non-controlling interest in the equity of consolidated subsidiaries is identified separately. Non-controlling interest consists of the amount of that interest at the date of the original business combination and the non-controlling share of changes in equity since the date of the consolidation.

Acquired companies are accounted for under the acquisition method whereby they are included in the consolidated financial statements from their acquisition date.